Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Securities	Dec. 31, 2012 Security	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Market value of securities	$ 87,900,000	$ 79,200,000
Restricted stock investment in FHLB stock	5,000,000	5,000,000
Federal Reserve Bank stock	471,000	471,000
Number of securities sold during the period		0
Income tax provision applicable to realized gains	54,000		81,000
Income tax benefit on realized losses	$ 0	$ 0	$ 0
Number of securities in unrealized loss	73
Number of securities in continuous loss	7